NET LOSS PER SHARE - Disclosure of earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024 [1]	Jun. 30, 2025	Jun. 30, 2024 [1]
Earnings per share [abstract]
Net basic loss attributable to shareholders of the Company	$ (309)	$ (3,029)	$ (34)	$ (8,652)
Change in fair value of derivative pre-funded warrant liability	0	0	(124)	0
Net diluted loss	(309)	(3,029)	(158)	(8,652)
Common shares used in computing basic net loss per share	3,261	2,232	3,173	2,232
Common shares to be issued upon exercise of derivative pre-funded warrant liability	0	0	123	0
Common shares used in computing diluted net loss per share	$ 3,261	$ 2,232	$ 3,296	$ 2,232
Basic net loss per common share	$ (0.09)	$ (1.36)	$ (0.01)	$ (3.88)
Diluted net loss per common share	$ (0.09)	$ (1.36)	$ (0.05)	$ (3.88)

[1]	Include the effect of Reverse Share Split (see also Note 5A above).